Restatement of previously issued financial statements (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2015	Jun. 30, 2015
Restatement Of Previously Issued Financial Statements (Textual)
Exercise price of warrants	$ 0.65		$ 0.786
Increased in derivative liability	$ 2,344
Maximum [Member]
Restatement Of Previously Issued Financial Statements (Textual)
Exercise price of warrants				$ 0.80
Minimum [Member]
Restatement Of Previously Issued Financial Statements (Textual)
Exercise price of warrants				$ 0.786
Restatement adjustments
Restatement Of Previously Issued Financial Statements (Textual)
Decrease in retained earnings deficit		$ 1,175,094
Adjustment of warrants		6,288,594
Increased in derivative liability		$ 5,113,500